UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.4%
Cooper Tire & Rubber Co.	108,259	[a]	4,232,927
Dana	306,480		10,110,775
Delphi Technologies	188,158		10,391,966
Gentex	599,067		14,185,907
Thor Industries	103,223		14,106,455
			53,028,030
Banks - 9.2%
Associated Banc-Corp	314,985	[a]	7,795,879
BancorpSouth Bank	174,674	[a]	5,860,313
Bank of Hawaii	90,154	[a]	7,543,185
Bank of the Ozarks	256,260		12,800,187
Cathay General Bancorp	156,704	[a]	6,854,233
Chemical Financial	150,945	[a]	8,816,697
Commerce Bancshares	198,401	[a]	11,608,443
Cullen/Frost Bankers	120,663		12,839,750
East West Bancorp	304,103		20,043,429
F.N.B.	684,105		9,816,907
First Horizon National	684,395		13,592,085
Fulton Financial	361,174		6,573,367
Hancock Holding	180,414		9,688,232
Home BancShares	335,446	[a]	8,054,058
International Bancshares	113,503		4,710,374
MB Financial	177,853		7,608,551
New York Community Bancorp	1,031,338		14,603,746
PacWest Bancorp	271,859		14,253,567
Pinnacle Financial Partners	155,958		9,872,141
Prosperity Bancshares	146,925	[a]	11,136,915
Signature Bank	113,079	[b]	17,414,166
Sterling Bancorp	474,487	[a]	11,743,553
SVB Financial Group	110,765	[b]	27,309,111
Synovus Financial	247,985		12,495,964
TCF Financial	365,067		7,830,687
Texas Capital Bancshares	105,051	[a,b]	9,958,835
Trustmark	140,306	[a]	4,460,328
UMB Financial	93,344		7,110,946
Umpqua Holdings	455,361		9,858,566
United Bankshares	216,621	[a]	7,971,653
Valley National Bancorp	545,582	[a]	6,857,966
Washington Federal	183,147	[a]	6,574,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 9.2% (continued)
Webster Financial	194,552	[a]	11,015,534
Wintrust Financial	118,317		10,163,430
			354,837,775
Capital Goods - 10.2%
AECOM	332,651	[a,b]	13,009,981
AGCO	139,479		10,128,965
Carlisle Companies	129,109		14,745,539
Crane	104,496		10,443,330
Curtiss-Wright	91,419		11,944,807
Donaldson	273,952		13,878,408
Dycom Industries	64,318	[a,b]	7,506,554
EMCOR Group	122,446		9,952,411
EnerSys	87,321		6,139,540
Esterline Technologies	56,701	[b]	4,170,359
GATX	81,040	[a]	5,765,186
Graco	354,613		16,595,888
Granite Construction	82,225		5,483,585
Hubbell	115,221		15,664,295
IDEX	160,614		23,044,897
ITT	186,140		10,423,840
KBR	298,656	[a]	6,074,663
Kennametal	171,823		8,381,526
KLX	107,297	[b]	7,581,606
Lennox International	79,160		17,249,756
Lincoln Electric Holdings	130,487		12,731,617
MSC Industrial Direct, Cl. A	93,275		8,756,657
Nordson	106,934		15,368,554
NOW	220,163	[a,b]	2,595,722
Orbital ATK	121,483		16,023,608
Oshkosh	158,430		14,372,770
Regal Beloit	91,862		7,156,050
Teledyne Technologies	74,723	[b]	14,266,115
Terex	169,422		7,966,222
Timken	145,140		7,627,107
Toro	227,083	[a]	14,907,999
Trinity Industries	320,415		11,044,705
Valmont Industries	46,683		7,637,339
Wabtec	180,047	[a]	14,591,009
Watsco	64,474		11,591,780
Woodward	113,961		8,834,257
			393,656,647
Commercial & Professional Services - 2.5%
Clean Harbors	107,049	[b]	5,924,092
Copart	423,131	[a,b]	18,647,383

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Commercial & Professional Services - 2.5% (continued)
Deluxe	100,308	[a]	7,449,875
Dun & Bradstreet	78,238		9,680,388
Herman Miller	124,339		5,035,729
HNI	90,365	[a]	3,514,295
ManpowerGroup	139,467		18,324,569
MSA Safety	69,900		5,473,869
Pitney Bowes	380,959		5,375,331
Rollins	202,991	[a]	10,015,576
The Brink's Company	104,334		8,701,456
			98,142,563
Consumer Durables & Apparel - 3.3%
Brunswick	185,420		11,640,668
CalAtlantic Group	161,206		9,048,493
Carter's	99,920		12,020,376
Deckers Outdoor	68,251	[b]	5,849,793
Helen of Troy	55,959	[a,b]	5,212,581
KB Home	179,580		5,660,362
NVR	7,305	[b]	23,216,532
Polaris Industries	122,536	[a]	13,847,793
Skechers USA, Cl. A	283,044	[b]	11,658,582
Tempur Sealy International	98,117	[b]	5,851,698
Toll Brothers	310,111		14,444,970
TRI Pointe Group	320,915	[b]	5,234,124
Tupperware Brands	104,832		6,055,096
			129,741,068
Consumer Services - 3.6%
Adtalem Global Education	127,779	[a,b]	5,877,834
Brinker International	99,373	[a]	3,611,215
Buffalo Wild Wings	33,165	[b]	5,206,905
Cheesecake Factory	91,102	[a]	4,481,307
Churchill Downs	26,673	[a]	6,908,307
Cracker Barrel Old Country Store	49,690	[a]	8,769,291
Domino's Pizza	92,048		19,960,609
Dunkin' Brands Group	190,628	[a]	12,324,100
Graham Holdings, Cl. B	9,627		5,722,770
ILG	219,557		6,896,285
International Speedway, Cl. A	52,705		2,445,512
Jack in the Box	60,865		5,538,106
Papa John's International	55,105	[a]	3,575,763
Scientific Games	110,779	[a,b]	5,167,840
Service Corporation International	395,042		15,789,829
Six Flags Entertainment	162,523	[a]	10,980,054
Sotheby's	80,157	[b]	4,229,083
Texas Roadhouse	134,918		7,922,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Services - 3.6% (continued)
Wendy's	380,709	[a]	6,159,872
			141,567,067
Diversified Financials - 3.9%
Eaton Vance	248,915		14,387,287
FactSet Research Systems	82,369	[a]	16,530,635
Federated Investors, Cl. B	196,628	[a]	6,819,059
Interactive Brokers Group, Cl. A	151,376	[a]	9,686,550
Janus Henderson Group	380,128	[a]	14,969,441
Legg Mason	179,779	[a]	7,662,181
MarketAxess Holdings	79,156	[a]	15,531,199
MSCI	189,206		26,343,151
SEI Investments	274,876		20,656,931
SLM	913,149	[b]	10,446,425
Stifel Financial	145,075		9,795,464
			152,828,323
Energy - 4.1%
Callon Petroleum	415,620	[a,b]	4,717,287
CNX Resources	440,849	[a,b]	6,176,294
Core Laboratories	93,277	[a]	10,661,561
Diamond Offshore Drilling	132,782	[a,b]	2,347,586
Dril-Quip	77,444	[a,b]	3,999,983
Energen	205,213	[b]	10,718,275
Ensco, Cl. A	931,006		5,492,935
Gulfport Energy	339,146	[b]	3,449,115
HollyFrontier	372,903		17,884,428
Matador Resources	205,481	[a,b]	6,659,639
Murphy Oil	342,864		11,005,934
Nabors Industries	650,191	[a]	5,097,497
Oceaneering International	203,081		4,199,715
Patterson-UTI Energy	470,075	[a]	11,103,171
PBF Energy, Cl. A	233,299		7,542,557
QEP Resources	515,710	[b]	4,827,046
Rowan Cos., Cl. A	238,669	[a,b]	3,513,208
SM Energy	210,854	[a]	4,923,441
Southwestern Energy	1,091,910	[a,b]	4,629,698
Superior Energy Services	313,002	[b]	3,270,871
Transocean	861,090	[a,b]	9,291,161
World Fuel Services	143,065		3,990,083
WPX Energy	839,993	[b]	12,373,097
			157,874,582
Food & Staples Retailing - .6%
Casey's General Stores	79,351	[a]	9,610,200
Sprouts Farmers Market	254,651	[a,b]	7,112,402

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food & Staples Retailing - .6% (continued)
United Natural Foods	104,432	[a,b]	4,970,963
			21,693,565
Food, Beverage & Tobacco - 2.5%
Boston Beer, Cl. A	17,771	[a,b]	3,373,824
Dean Foods	184,410		1,912,332
Flowers Foods	391,598	[a]	7,679,237
Hain Celestial Group	219,714	[b]	8,379,892
Ingredion	151,079		21,700,988
Lamb Weston Holdings	307,653		18,028,466
Lancaster Colony	40,196	[a]	5,161,166
Post Holdings	139,692	[a,b]	10,570,494
Sanderson Farms	41,135	[a]	5,220,031
Snyder's-Lance	181,596	[a]	9,076,168
Tootsie Roll Industries	39,418	[a]	1,411,164
TreeHouse Foods	117,551	[a,b]	5,543,705
			98,057,467
Health Care Equipment & Services - 5.3%
ABIOMED	88,438	[b]	20,782,930
Acadia Healthcare	168,169	[a,b]	5,731,200
Allscripts Healthcare Solutions	375,998	[b]	5,606,130
Encompass Health	208,736		11,046,309
Globus Medical, Cl. A	154,346	[b]	7,106,090
Halyard Health	95,503	[b]	4,661,501
Hill-Rom Holdings	138,980		11,859,163
LifePoint Health	82,426	[a,b]	4,075,966
LivaNova	89,730	[a,b]	7,676,401
Masimo	98,493	[b]	9,281,980
Medidata Solutions	124,038	[b]	8,448,228
MEDNAX	197,960	[b]	10,454,268
Molina Healthcare	90,735	[a,b]	8,289,550
NuVasive	108,523	[b]	5,303,519
Owens & Minor	125,153	[a]	2,635,722
STERIS	179,141		16,287,500
Teleflex	94,652		26,289,593
Tenet Healthcare	162,600	[a,b]	3,069,888
WellCare Health Plans	93,659	[b]	19,703,980
West Pharmaceutical Services	156,412		15,672,482
			203,982,400
Household & Personal Products - .6%
Avon Products	911,306	[b]	2,223,587
Edgewell Personal Care	116,015	[b]	6,550,207
Energizer Holdings	127,996	[a]	7,451,927
Nu Skin Enterprises, Cl. A	102,715		7,379,046
			23,604,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Insurance - 4.3%
Alleghany	32,473	[a,b]	20,383,302
American Financial Group	144,755		16,406,532
Aspen Insurance Holdings	124,116		4,635,733
Brown & Brown	244,147		12,812,835
CNO Financial Group	355,401		8,739,311
First American Financial	233,545		13,795,503
Genworth Financial, Cl. A	1,019,145	[b]	3,118,584
Hanover Insurance Group	89,677		10,146,953
Kemper	103,857	[a]	6,735,126
Mercury General	75,439	[a]	3,692,739
Old Republic International	518,327		11,138,847
Primerica	93,644		9,458,044
Reinsurance Group of America	135,395		21,209,627
RenaissanceRe Holdings	84,607		10,756,934
W.R. Berkley	202,777		14,798,665
			167,828,735
Materials - 7.1%
Allegheny Technologies	267,900	[a,b]	7,222,584
AptarGroup	131,574	[a]	11,502,199
Ashland Global Holdings	128,561		9,332,243
Bemis	192,255		8,985,999
Cabot	129,206		8,739,494
Carpenter Technology	100,132	[a]	5,146,785
Chemours	389,437		20,102,738
Commercial Metals	247,568		5,951,535
Compass Minerals International	69,271	[a]	5,049,856
Domtar	129,568		6,654,612
Eagle Materials	102,679		11,505,182
Greif, Cl. A	52,936	[a]	3,129,576
Louisiana-Pacific	299,138	[b]	8,857,476
Minerals Technologies	75,608		5,681,941
NewMarket	19,099	[a]	7,593,571
Olin	350,840		13,079,315
Owens-Illinois	336,127	[b]	7,804,869
PolyOne	169,133		7,350,520
Reliance Steel & Aluminum	153,789		13,470,379
Royal Gold	138,248		12,304,072
RPM International	281,390		14,688,558
Scotts Miracle-Gro	86,560	[a]	7,813,771
Sensient Technologies	92,468		6,643,826
Silgan Holdings	154,829		4,627,839
Sonoco Products	209,976		11,403,797
Steel Dynamics	498,091		22,613,331
United States Steel	368,442	[a]	13,783,415

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 7.1% (continued)
Valvoline	428,229		10,555,845
Worthington Industries	92,345		4,318,052
			275,913,380
Media - 1.5%
AMC Networks, Cl. A	107,505	[a,b]	5,546,183
Cable One	9,693	[a]	6,843,549
Cinemark Holdings	218,877	[a]	8,054,674
John Wiley & Sons, Cl. A	92,317		5,852,898
Live Nation Entertainment	282,841	[a,b]	12,744,815
Meredith	81,225	[a]	5,372,221
New York Times, Cl. A	259,333	[a]	6,029,492
TEGNA	443,908		6,423,349
			56,867,181
Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
Akorn	192,838	[b]	6,213,240
Bio-Rad Laboratories, Cl. A	42,746	[b]	11,051,123
Bio-Techne	79,211		11,112,511
Bioverativ	228,270		23,525,506
Catalent	280,578	[b]	13,058,100
Charles River Laboratories International	98,402	[b]	10,375,507
Endo International	410,876	[a,b]	2,839,153
Mallinckrodt	197,463	[b]	3,566,182
Prestige Brands Holdings	109,560	[b]	4,582,895
Syneos Health	115,933	[b]	4,446,031
United Therapeutics	91,123	[b]	11,754,867
			102,525,115
Real Estate - 8.5%
Alexander & Baldwin	135,546	[a,c]	3,594,680
American Campus Communities	288,039	[c]	11,077,980
Camden Property Trust	194,994	[c]	16,878,681
CoreCivic	244,253	[c]	5,669,112
CoreSite Realty	70,594	[a,c]	7,646,742
Corporate Office Properties Trust	205,536	[c]	5,611,133
Cousins Properties	890,516	[a,c]	8,014,644
CyrusOne	192,802	[c]	11,122,747
DCT Industrial Trust	196,675	[a,c]	11,641,193
Douglas Emmett	335,976	[a,c]	12,992,192
Education Realty Trust	161,664	[a,c]	5,339,762
EPR Properties	135,742	[a,c]	8,016,923
First Industrial Realty Trust	247,217	[c]	7,629,117
GEO Group	257,211	[c]	5,800,108
Healthcare Realty Trust	264,690	[c]	7,906,290
Highwoods Properties	218,127	[c]	10,443,921
Hospitality Properties Trust	347,464	[c]	9,871,452

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 8.5% (continued)
JBG SMITH Properties	198,535	[a,c]	6,700,556
Jones Lang LaSalle	95,623		14,950,656
Kilroy Realty	207,237	[c]	14,780,143
Lamar Advertising, Cl. A	177,200	[a,c]	12,758,400
LaSalle Hotel Properties	234,078	[a,c]	7,148,742
Liberty Property Trust	310,893	[c]	12,874,079
Life Storage	96,111	[c]	7,986,824
Mack-Cali Realty	184,146	[c]	3,695,810
Medical Properties Trust	769,705	[a,c]	10,067,741
National Retail Properties	320,577	[a,c]	12,720,495
Omega Healthcare Investors	418,299	[a,c]	11,310,805
Potlatch	83,815	[c]	4,433,813
Quality Care Properties	194,215	[b,c]	2,621,903
Rayonier	266,218	[a,c]	8,641,436
Sabra Health Care	378,753	[a,c]	6,855,429
Senior Housing Properties Trust	502,828	[a,c]	8,714,009
Tanger Factory Outlet Centers	198,276	[a,c]	4,992,590
Taubman Centers	125,433	[a,c]	7,732,944
Uniti Group	339,945	[a,c]	5,381,329
Urban Edge Properties	217,929	[a,c]	5,095,180
Washington Prime Group	386,412	[a,c]	2,542,591
Weingarten Realty Investors	246,596	[c]	7,286,912
			328,549,064
Retailing - 2.3%
Aaron's	133,069		5,441,191
American Eagle Outfitters	349,530	[a]	6,291,540
AutoNation	121,996	[a,b]	7,346,599
Bed Bath & Beyond	297,625	[a]	6,869,185
Big Lots	89,303	[a]	5,427,836
Dick's Sporting Goods	170,968	[a]	5,378,653
Dillard's, Cl. A	44,019	[a]	2,973,924
GameStop, Cl. A	208,964	[a]	3,512,685
Murphy USA	67,735	[a,b]	5,778,473
Office Depot	1,068,558		3,472,814
Pool	83,189		11,250,480
Sally Beauty Holdings	274,655	[a,b]	4,562,020
The Michaels Companies	227,509	[a,b]	6,113,167
Urban Outfitters	170,474	[b]	5,814,868
Williams-Sonoma	160,861	[a]	8,240,909
			88,474,344
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic	135,321	[b]	6,707,862
Cree	208,268	[a,b]	7,187,329
Cypress Semiconductor	705,156		12,192,147

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors & Semiconductor Equipment - 3.1%
(continued)
First Solar	172,013	[b]	11,554,113
Integrated Device Technology	274,888	[b]	8,219,151
Microsemi	248,090	[b]	15,329,481
MKS Instruments	114,736		11,737,493
Monolithic Power Systems	80,881		9,634,545
Silicon Laboratories	90,294	[b]	8,686,283
Synaptics	74,017	[a,b]	3,207,897
Teradyne	412,875		18,926,190
Versum Materials	230,500		8,482,400
			121,864,891
Software & Services - 8.2%
ACI Worldwide	244,149	[b]	5,722,853
Acxiom	162,077	[b]	4,387,424
Blackbaud	101,761	[a]	9,750,739
Broadridge Financial Solutions	244,959		23,616,497
Cars.com	147,718	[a]	4,385,747
CDK Global	276,233		19,692,651
CommVault Systems	91,985	[b]	4,907,400
Convergys	194,251		4,520,221
CoreLogic	170,552	[b]	8,077,343
DST Systems	127,755		10,650,934
Fair Isaac	62,399		10,773,811
Fortinet	312,206	[b]	14,373,964
j2 Global	102,742	[a]	8,218,333
Jack Henry & Associates	162,465		20,252,887
Leidos Holdings	299,105		19,920,393
LogMeIn	111,151		13,982,796
Manhattan Associates	146,426	[a,b]	7,734,221
MAXIMUS	137,791		9,394,590
PTC	243,606	[b]	17,705,284
Sabre	441,669	[a]	9,173,465
Science Applications International	90,432		6,931,613
Take-Two Interactive Software	239,514	[b]	30,339,238
Teradata	250,443	[a,b]	10,142,941
Tyler Technologies	73,697	[b]	14,850,682
Ultimate Software Group	59,868	[a,b]	13,942,659
WEX	84,248	[b]	13,042,433
			316,491,119
Technology Hardware & Equipment - 6.7%
3D Systems	234,276	[a,b]	2,398,986
ARRIS International	373,522	[b]	9,450,107
Arrow Electronics	185,364	[b]	15,077,508
Avnet	250,968		10,666,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 6.7% (continued)
Belden	89,662		7,600,648
Ciena	303,806	[b]	6,464,992
Cognex	363,956		22,699,936
Coherent	51,906	[b]	13,470,645
Diebold Nixdorf	152,877	[a]	2,820,581
InterDigital	71,653		5,592,517
IPG Photonics	79,008	[b]	19,906,066
Jabil	365,632		9,298,022
Keysight Technologies	390,331	[b]	18,236,264
Knowles	181,205	[a,b]	2,761,564
Littelfuse	51,096	[a]	11,105,205
National Instruments	226,912	[a]	11,331,985
NCR	258,034	[a,b]	9,678,855
NetScout Systems	181,572	[a,b]	5,174,802
Plantronics	67,958		4,008,842
SYNNEX	61,841		7,589,746
Tech Data	71,700	[b]	7,189,359
Trimble	529,218	[b]	23,338,514
VeriFone Systems	231,145	[a,b]	4,086,644
ViaSat	114,770	[a,b]	8,678,907
Vishay Intertechnology	273,755		6,008,922
Zebra Technologies, Cl. A	112,314	[b]	13,832,592
			258,468,349
Telecommunication Services - .1%
Telephone & Data Systems	195,925		5,374,223
Transportation - 2.5%
Avis Budget Group	152,419	[a,b]	6,852,758
Genesee & Wyoming, Cl. A	130,401	[b]	10,412,520
JetBlue Airways	675,554	[b]	14,092,056
Kirby	111,677	[a,b]	8,364,607
Knight-Swift Transportation Holdings	270,396	[a]	13,463,017
Landstar System	88,759		9,856,687
Old Dominion Freight Line	143,827		21,063,464
Ryder System	112,067		9,753,191
Werner Enterprises	92,458	[a]	3,763,041
			97,621,341
Utilities - 4.9%
Aqua America	374,446	[a]	13,558,690
Atmos Energy	233,044		19,319,348
Black Hills	113,734	[a]	6,317,924
Great Plains Energy	454,459		14,142,764
Hawaiian Electric Industries	224,780		7,667,246
IDACORP	106,614		9,198,656
MDU Resources Group	412,611		10,925,939

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Utilities - 4.9% (continued)
National Fuel Gas	181,024	[a]	10,092,088
New Jersey Resources	184,470		7,157,436
NorthWestern	100,197		5,444,705
OGE Energy	421,032		13,557,230
ONE Gas	108,414	[a]	7,678,964
PNM Resources	169,373	[a]	6,453,111
Southwest Gas Holdings	101,223		7,447,988
UGI	364,476		16,682,067
Vectren	175,306		10,628,803
Westar Energy	299,166		15,454,916
WGL Holdings	108,706		9,155,219
			190,883,094
Total Common Stocks (cost $2,370,221,098)			3,839,875,090
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.30%, 3/8/18
(cost $1,587,998)	1,590,000	[d]	1,587,923

Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $36,001,572)	36,001,572	[e]	36,001,572

Investment of Cash Collateral for Securities Loaned - 5.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $198,648,650)	198,648,650	[e]	198,648,650
Total Investments (cost $2,606,459,318)	105.1%		4,076,113,235
Liabilities, Less Cash and Receivables	(5.1%)		(198,541,875)
Net Assets	100.0%		3,877,571,360

a Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $527,208,533 and the value of the collateral held by the fund was $539,986,265, consisting of cash collateral of $198,648,650 and U.S. Government &
Agency securities valued at $341,337,615.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by a counterparty for open futures contracts.
e Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	3,802,445,152	-	-	3,802,445,152
Equity Securities—
Foreign Common
Stocks†	37,429,938	-	-	37,429,938
Registered Investment
Companies	234,650,222	-	-	234,650,222
U.S. Treasury	-	1,587,923	-	1,587,923
Liabilities ($)
Other Financial
Instruments:
Futures††	(550,429)	-	-	(550,429)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Midcap Index Fund, Inc.
January 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
E-mini Standard & Poor's
Midcap	205 3/2018	40,611,529	40,061,100	(550,429)
Gross Unrealized Depreciation				(550,429)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2018, accumulated net unrealized appreciation on investments was $1,469,653,917, consisting of $1,613,500,532 gross unrealized appreciation and $143,846,615 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)